Debt securities (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of financial assets [abstract]
Summary of exposure to debt securities
ING Group’s exposure to debt securities is included in the following lines in the statement of financial position:

Exposure to debt securities
in EUR million	30 June 2025	31 December 2024
Debt securities at fair value through other comprehensive income	45,618	42,219
Debt securities at amortised cost	53,805	50,273
Debt securities at fair value through other comprehensive income and amortised cost	99,423	92,493

Trading assets	10,515	10,080
Debt securities designated and measured at fair value through profit or loss	3,199	4,718
Debt securities mandatorily measured at fair value through profit or loss	787	789
Total debt securities at fair value through profit or loss	14,501	15,586
	113,924	108,078

Debt securities by type of exposure
ING Group’s total exposure to debt securities (excluding debt securities held in the trading portfolio) of EUR 103,409 million (31 December 2024: EUR 97,999 million) is specified as follows:

Debt securities by type of exposure
	Debt Securities at FVPL [1]		Debt Securities at FVOCI		Debt Securities at AC		Total
in EUR million	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Government bonds	274	289	28,784	24,757	23,546	22,734	52,604	47,780
Central bank bonds	433	444			4,209	2,900	4,642	3,344
Sub-sovereign, Supranationals and Agencies	730	1,027	11,889	11,513	16,663	15,445	29,282	27,985
Covered bonds			4,102	4,108	5,537	5,683	9,639	9,791
Corporate bonds	17	848	82	79	108	106	206	1,033
Financial institutions' bonds	1,775	2,141	95	980	92	139	1,963	3,261
ABS portfolio	757	757	681	794	3,662	3,281	5,100	4,832
	3,986	5,506	45,633	42,231	53,816	50,288	103,435	98,026
Loan loss provisions			-15	-12	-12	-15	-26	-27
Debt securities portfolio	3,986	5,506	45,618	42,219	53,805	50,273	103,409	97,999
[1]Debt securities at FVPL includes both debt securities designated - and mandatorily measured at fair value through profit or loss.